Share-based payments - Share options outstanding (Details)	12 Months Ended
	Dec. 31, 2020 Options £ / shares	Dec. 31, 2019 Options £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	£ 143.28	£ 0
Number of share options outstanding | Options	16,817	0
Expected weighted average remaining vesting period (years)	1 year 1 month 17 days
Number of options exercisable | Options	7,635	0
Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices	£ 204
Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices	£ 38.22